Cover page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15200
Entity Registrant Name	Equinor ASA
Entity Incorporation, State or Country Code	Q8
Entity Address, Address Line One	Forusbeen 50
Entity Address, Postal Zip Code	NO-4035
Entity Address, City or Town	Stavanger
Entity Address, Country	NO
Entity Common Stock, Shares Outstanding	2,500,271,030
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001140625
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	EQNR
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
Trading Symbol	EQNR
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Contact Personnel Name	Torgrim Reitan
Entity Address, Address Line One	Forusbeen 50
Entity Address, Postal Zip Code	NO-4035
Entity Address, City or Town	Stavanger
Entity Address, Country	NO
City Area Code	47
Local Phone Number	5199-0000
Contact Personnel Fax Number	5199-0050